STOCK-BASED COMPENSATION - Non-cash stock-based compensation expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-cash stock-based compensation expense
Non-cash compensation expense	$ 22	$ 18	$ 13
Income tax benefit	(8)	(7)	(5)
Non-cash compensation expense after income taxes	14	11	8
Cost of Sales [Member]
Non-cash stock-based compensation expense
Non-cash compensation expense	2	2	1
Selling and Marketing Expense [Member]
Non-cash stock-based compensation expense
Non-cash compensation expense	2	2	1
General and Administrative Expense [Member]
Non-cash stock-based compensation expense
Non-cash compensation expense	$ 18	$ 14	$ 11